Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Preferred stock	Common Stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Begining Balance at Sep. 30, 2012	$ (18,615,764)	$ 1,850	$ 8,170	$ 21,370,548	$ 76,386	$ (40,072,718)
Begining Balance. shares at Sep. 30, 2012		185,000	8,170,264
Stock based compensation	642,762		$ 40	642,722
Stock based compensation, shares			40,000
Common stock issuances for bonus incentives	600,000		$ 121	599,879
Common stock issuances for bonus incentives, shares			121,212
Common stock issuances for services	78,929		$ 6	78,923
Common stock issuances for services, shares			6,336
Options exercised	293,735		$ 46	293,689
Options exercised, shares			45,561
Private placements	2,086,095		$ 229	$ 2,085,866
Private placements, shares			228,498
Foreign currency translation adjustment	(931,565)				$ (931,565)
Net income (loss)	3,814,137					$ 3,814,137
Ending Balance at Sep. 30, 2013	(12,031,671)	$ 1,850	$ 8,612	$ 25,071,627	$ (855,179)	(36,258,581)
Ending Balance. shares at Sep. 30, 2013		185,000	8,611,871
Stock based compensation	272,806			272,806
Common stock issuances for bonus incentives	100,000		$ 22	99,978
Common stock issuances for bonus incentives, shares			22,222
Common stock issuances for services	95,000		$ 10	$ 94,990
Common stock issuances for services, shares			10,000
Foreign currency translation adjustment	502,128				$ 502,128
Net income (loss)	(1,341,409)					(1,341,409)
Ending Balance at Sep. 30, 2014	$ (12,403,146)	$ 1,850	$ 8,644	$ 25,539,401	$ (353,051)	$ (37,599,990)
Ending Balance. shares at Sep. 30, 2014		185,000	8,644,094